Stock-Based Compensation (Components Of Stock-Based Compensation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	$ 37.1	$ 45.2	$ 41.6
Recognized tax benefits on stock-based compensation expense	26.3	11.6	10.4
Settled with Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	22.2	30.5	27.3
Employee contributions for above stock plans	14.9	14.7	14.3
Total stock-based compensation	37.1	45.2	41.6
Recognized tax benefits on stock-based compensation expense	8.1	11.6	10.4
Settled with Stock | Amortization ff the grant date fair value of stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	1.0	0.2	0.6
Settled with Stock | Cash Payments in Lieu of Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	0.0	0.0	0.0
Settled with Stock | Stock-based retirement plans contributions
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	6.7	7.0	6.1
Settled with Stock | Deferred Stock Compensation Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	2.0	1.9	2.2
Settled with Stock | Stock-based retirement plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	1.5	1.4	1.9
Settled with Stock | Discount Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	1.0	1.0	1.0
Settled with Stock | Performance Stock Unit Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	4.8	8.3	6.4
Settled with Stock | Restricted Stock Unit Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	2.8	3.5	3.4
Settled with Stock | PGI
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	1.4	6.0	4.4
Settled with Stock | Other, primarily non-employee directors restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	1.0	1.2	1.3
Settled with Cash
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	9.8	18.8	20.5
Settled with Cash | Amortization ff the grant date fair value of stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	0.0	0.0	0.0
Settled with Cash | Cash Payments in Lieu of Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	1.0	1.0	0.8
Settled with Cash | Stock-based retirement plans contributions
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	1.3	1.3	1.4
Settled with Cash | Deferred Stock Compensation Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	0.0	0.0	0.0
Settled with Cash | Stock-based retirement plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	0.0	0.0	0.0
Settled with Cash | Discount Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	0.0	0.0	0.0
Settled with Cash | Performance Stock Unit Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	6.5	10.6	13.9
Settled with Cash | Restricted Stock Unit Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	0.0	0.0	0.0
Settled with Cash | PGI
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	1.0	5.9	4.4
Settled with Cash | Other, primarily non-employee directors restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	0.0	0.0	0.0
Accounting Standards Update 2016-09 [Member] | Settled with Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recognized tax benefits on stock-based compensation expense	$ 18.2	$ 0.0	$ 0.0